Summary of Significant Accounting Policies - Summary of Interest Rate Swap Contract (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Notional Amount	$ 35,000
Unrealized Loss	3,869
4.18 % Cash Flow Hedge [Member]
Derivative [Line Items]
Notional Amount	20,000
Effective Date	Feb. 10, 2011
Pay Rate	4.18%
Receive Rate	0.28%
Maturity Date	Feb. 10, 2018
Unrealized Loss	2,306
3.91 % Cash Flow Hedge [Member]
Derivative [Line Items]
Notional Amount	15,000
Effective Date	Feb. 10, 2011
Pay Rate	3.91%
Receive Rate	0.28%
Maturity Date	Feb. 10, 2018
Unrealized Loss	$ 1,563